Summary of Significant Accounting Policies (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 26, 2022 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Other expense						$ 501,000
Other expense, net						18
Allowance for doubtful accounts						$ 109,000	$ 109,000
Property and equipment percentage						11.70%
Assets in other foreign jurisdictions percentage						1.70%
Deferred offering costs						$ 1,264,000		$ 4,100,000
Operating lease liabilities	$ 11,428,000	$ 11,400,000		$ 11,400,000
Operating lease	9,848,000
Deferred rent	827,000
Lease incentives or tenant improvement allowance	1,098,000
Prepaid rent	345,000
Gains losses related to foreign currency		100,000	$ 300,000	$ 400,000	$ 500,000
Converted shares | shares				106,949,326
Operating lease right-of-use asset	9,800,000	$ 8,833,000		$ 8,833,000		$ 10,291,000
Deferred rent	800,000
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers				2		5	2
Concentration risk, percentage				65.00%		86.00%	87.00%
Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers		1	3	4	2	3	2
Concentration risk, percentage		63.00%	50.00%	77.00%	57.00%	61.00%	43.00%
Operating Leases [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Operating lease liabilities	$ 11,428,000